Pension Plan	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Pension Plan

NOTE 7 – Pension Plan

The Trust has a noncontributory defined benefit pension plan that covers all employees. The Trustees are not eligible for pension benefits under the plan based on their services as Trustees. The pension accounting guidance requires employers with pension plans to recognize the funded (or unfunded) status of a plan on the face of the balance sheet. The funded status is determined by comparing the pension plan assets at fair value to the projected (future) benefit obligation.

A summary of the components of net periodic pension cost and other amounts recognized in other comprehensive income for the years 2012, 2011 and 2010 is as follows:

Net Periodic Pension Cost	2012	2011	2010
Service cost	$306,799	$279,647	$246,423
Interest cost	322,198	319,860	318,669
Expected return on assets	(448,470)	(433,591)	(386,983)
Amortization of net loss	492,391	306,348	217,714
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	690,387	489,733	413,292

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss arising during the period	488,972	678,007	285,325
Amortization of net loss included in net periodic pension cost	(492,391)	(306,348)	(217,714)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(20,888)	354,190	50,142
Total recognized in net periodic pension cost and other comprehensive income	$669,499	$843,923	$463,434

Weighted-average assumptions used in the measurement of the benefit obligation and the net periodic pension cost for the years 2012 and 2011 are as follows:

	2012	2011
Discount rate for benefit obligation	3.50%	4.15%
Discount rate for net periodic pension cost	4.15%	4.55%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.00%

The determination of the discount rate is based on a high-quality bond yield curve that approximates the expected cash flow payouts of the plan, coupled with a comparison to the Moody's Long-term Corporate Aa Bond Yield. The determination of the rate of compensation increase is based on historical salary adjustment averages and the Trustees' expectations of future increases. The determination of the expected long-term return on plan assets is based on historical returns of the various asset categories included in the plan's portfolio and a consideration of the Trust's termination date.

The following table sets forth the change in projected benefit obligation:

	2012	2011
Projected benefit obligation at beginning of year	$7,903,211	$7,169,552
Service cost	306,799	279,647
Interest cost	322,198	319,860
Actuarial loss	692,835	419,487
Benefit payments	(282,882)	(285,335)
Projected benefit obligation at end of year	$8,942,161	$7,903,211

The following table sets forth the change in the fair value of plan assets:

	2012	2011
Fair value of plan assets at beginning of year	$6,261,098	$5,820,238
Contributions by the Trust	799,918	551,124
Actual return on plan assets	652,333	175,071
Benefit payments	(282,882)	(285,335)
Fair value of plan assets at end of year	$7,430,467	$6,261,098

The following table sets forth the plan's funded status and amounts recognized in the balance sheets shown as Liability for pension benefits as of December 31:

	2012	2011
Accumulated benefit obligation at end of year	$6,830,628	$6,012,647
Effect of future compensation increases	2,111,533	1,890,564
Projected benefit obligation at end of year	8,942,161	7,903,211
Fair value of plan assets at end of year	7,430,467	6,261,098
Unfunded status at end of year	$1,511,694	$1,642,113

The following table sets forth the amounts recognized in Accumulated other comprehensive loss as of December 31:

	2012	2011
Net loss	$2,387,173	$2,390,592
Prior service cost	34,936	52,405
Accumulated other comprehensive loss	$2,422,109	$2,442,997

The net loss and prior service cost amounts that will be amortized from Accumulated other comprehensive loss into net periodic pension cost in 2013 are estimated to be $663,536 and $17,469, respectively.

The following table sets forth the estimated future benefit payments from the plan:

Period	Amount
2013	$276,771
2014	262,571
2015	815,329
2016	806,266
2017	784,616
2018 - 2022	3,510,770

The 2013 contribution to the plan is estimated to approximate $800,000, representing the maximum contribution that is recommended pursuant to the Trust's annual actuarial valuation. However, the actual 2013 contribution will not be determined and finalized until after the completion of the plan's annual actuarial valuation, which is performed as of the plan's fiscal year-end, March 31.

The investment policy of the plan is to have up to approximately 50% invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash. The equity portfolio strategy is to generate appreciation and growth in the plan's overall value over the long-term with its benchmark being the S&P 500 Index. The debt portfolio strategy is to generate income for the payment of benefits as well as investment diversification with its benchmark being the Barclays Capital Government/Credit Index. The cash portfolio strategy is to provide liquidity for the payment of benefits to current retirees. The fair value measurements are based on quoted prices in active markets for identical assets (Level 1).

The following table sets forth the plan's weighted-average asset allocations by category as of December 31:

	2012		2011
	Fair Value	%	Fair Value	%
Equity securities	$3,675,700	49%	$3,054,602	49%
Debt securities – corporate issues	2,552,642	34	1,864,195	30
Debt securities – U.S. government issues	996,873	14	1,044,798	16
Cash (money market, accrued income)	205,252	3	297,503	5
Total	$7,430,467	100%	$6,261,098	100%